Earnings Per Share (Tables)	6 Months Ended
Feb. 28, 2021
Earnings Per Share [Abstract]
Earnings per Share Calculations
	Three months ended		Six months ended
	February 28, 2021	February 29, 2020	February 28, 2021	February 29, 2020
Numerator for basic and diluted earnings per share ($)
Net income	217	167	380	329
Deduct: dividends on Preferred Shares	(2)	(2)	(4)	(4)
Net income attributable to common shareholders	215	165	376	325
Denominator (millions of shares)
Weighted average number of Class A Shares and Class B Shares for basic earnings per share	505	516	509	517
Effect of dilutive securities (1)	-	-	-	-
Weighted average number of Class A Shares and Class B Shares for diluted earnings per share	505	516	509	517
Basic earnings per share ($)
Basic and diluted	0.43	0.32	0.74	0.63

The earnings per share calculation does not take into consideration the potential dilutive effect of certain stock options since their impact is anti-dilutive. For the three and six months ended February 28, 2021, 8,199,698 (February 29, 2020 – 5,852,922) and 7,852,637 (February 29, 2020 – 5,719,981) options were excluded from the diluted earnings per share calculation, respectively.